FORM N-23C-3
       [As adopted in release No. IC-19399, April 7, 1993,58 F.R. 19330.]


                        Notification of Repurchase Offer
                    PURSUANT TO RULE 23C-3 [17CFR 270.23C-3]


1. Investment Company Act File Number                Date of Notification

          811-90004                                    February 4, 2000

2. Exact name of investment company as specified in registration statement:

   AVALON CAPITAL INC.

3. Address of principal executive office:(number, street, city, state, zip code)

   34 CHAMBERS STREET, PRINCETON, NEW JERSEY  08542

4. Check one of the following:
A. [X] The notification pertains to a periodic repurchase offer under paragraph
       (b) of rule 23c-3.
B. [ ] The notification pertains to a discretionary repurchase offer under paragraph ( c ) of rule 23c-3.
C. [ ] The notification pertains to a periodic repurchase offer under paragraph
       (b) of rule 23c-3 and a discretionary repurchase offer under paragraph
       (c) of rule 23c-3.



                                              By: ______________________________
                                                       Michael Miola


                                              Title: ___________________________
                                                       Administrator